GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible assets with definite lives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets
Cost	$ 657	$ 656
Accumulated Amortization	(337)	(317)
Net	$ 320	$ 339
Weighted Average Remaining Amortization Life	21 years	22 years
Amortization expense for intangible assets	$ 20	$ 19	$ 14
Customer relationships
Other intangible assets
Cost	287	287
Accumulated Amortization	(143)	(137)
Net	$ 144	$ 150
Weighted Average Remaining Amortization Life	22 years	23 years
Purchase Agreements [Member]
Other intangible assets
Cost	$ 76	$ 76
Accumulated Amortization	(76)	(76)
Resort Management Contracts [Member]
Other intangible assets
Cost	246	245
Accumulated Amortization	(71)	(58)
Net	$ 175	$ 187
Weighted Average Remaining Amortization Life	20 years	21 years
Technology
Other intangible assets
Cost	$ 25	$ 25
Accumulated Amortization	(25)	(25)
Other Intangible Assets [Member]
Other intangible assets
Cost	23	23
Accumulated Amortization	(22)	(21)
Net	$ 1	$ 2
Weighted Average Remaining Amortization Life		2 years